SUPPLEMENT DATED JUNE 28, 2005 TO THE LOOMIS SAYLES RETAIL FUNDS STATEMENT OF
              ADDITIONAL INFORMATION DATED FEBRUARY 1, 2005, AS MAY
                  BE REVISED AND SUPPLEMENTED FROM TIME TO TIME


                        DISCLOSURE RELATING TO ALL FUNDS

ITEM (2) WITHIN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:

(2) Disclosure to firms offering industry-wide services, provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Bloomberg (monthly disclosure of full portfolio holdings, provided 25 days after month-end); Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poors (quarterly disclosure of full holdings, provided 2 days after calendar quarter-end); and Vestek (daily disclosure of full portfolio holdings, provided the next business day);


THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AS FOLLOWS:

The following individuals were elected as Independent Trustees at a special meeting of shareholders of each Trust on June 2, 2005.


                                     POSITION(S)
                                      HELD WITH                 PRINCIPAL OCCUPATION(S)        NUMBER OF PORTFOLIOS IN FUND COMPLEX
  NAME AND DATE OF BIRTH                 TRUST                     DURING PAST 5 YEARS         OVERSEEN AND OTHER DIRECTORSHIPS HELD
  ----------------------                 -----                     -------------------         -------------------------------------

CHARLES D. BAKER             Trustee, Contract Review and   President and Chief Executive                    36; None
(11/13/56)                    Governance Committee Member   Officer, Harvard Pilgrim Health
                                                            Care (health plan)

CYNTHIA L. WALKER              Trustee, Audit Committee     Dean for Finance and CFO                         36; None
(07/25/56)                              Member              (formerly, Associate Dean for
                                                            Finance & CFO), Harvard Medical
                                                            School



 DISCLOSURE RELATING TO LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND
 FUND


EFFECTIVE JULY 1, 2005, THE TABLE IN THE SUB-SECTION "ADVISORY AGREEMENTS" WITHIN THE SECTION "INVESTMENT ADVISORY AND OTHER SERVICES" IS REVISED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES BOND FUND AND LOOMIS SAYLES GLOBAL BOND FUND:

FUND                                               RATE
---------------------------------------       ----------------------------------
Loomis Sayles Bond Fund                           0.60%  of the first $3 billion
                                                  0.50%  thereafter

Loomis Sayles Global Bond Fund                    0.60%  of the first $1 billion
                                                  0.50%  thereafter


                                                                     LSRSAI-0605

     SUPPLEMENT DATED JUNE 28, 2005 TO THE LOOMIS SAYLES INSTITUTIONAL FUNDS
       STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2005, AS MAY
                 BE REVISED AND SUPPLEMENTED FROM TIME TO TIME


                        DISCLOSURE RELATING TO ALL FUNDS

ITEM (2) WITHIN THE SECTION "PORTFOLIO HOLDINGS INFORMATION" IS AMENDED AND RESTATED AS FOLLOWS:

(2) Disclosure to firms offering industry-wide services,  provided that the firm has entered into a confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds' principal underwriter. Entities that receive information pursuant to this exception include Bloomberg (monthly disclosure of full portfolio holdings, provided 25 days after month-end); Lipper (monthly disclosure of full portfolio holdings, provided 5 days after month-end); Standard & Poors (quarterly disclosure of full holdings, provided 2 days after calendar quarter-end); and Vestek (daily disclosure of full portfolio holdings, provided the next business day);


THE SECTION "MANAGEMENT OF THE TRUSTS" IS AMENDED AS FOLLOWS:

The following individuals were elected as Independent Trustees at a special meeting of shareholders of each Trust on June 2, 2005.


                                                                                               NUMBER OF PORTFOLIOS IN
                                     POSITION(S)                                                FUND COMPLEX OVERSEEN
                                      HELD WITH                 PRINCIPAL OCCUPATION(S)        AND OTHER DIRECTORSHIPS
  NAME AND DATE OF BIRTH                 TRUST                     DURING PAST 5 YEARS                   HELD
  ----------------------                 -----                     -------------------                   ----

CHARLES D. BAKER             Trustee, Contract Review and   President and Chief Executive              36; None
(11/13/56)                    Governance Committee Member   Officer, Harvard Pilgrim Health
                                                            Care (health plan)

CYNTHIA L. WALKER              Trustee, Audit Committee     Dean for Finance and CFO                   36; None
(07/25/56)                              Member              (formerly, Associate Dean for
                                                            Finance & CFO), Harvard Medical
                                                            School


  DISCLOSURE RELATING TO LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND AND
              LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND

EFFECTIVE JULY 1, 2005, THE TABLE IN THE SUB-SECTION "ADVISORY AGREEMENTS" WITHIN THE SECTION "INVESTMENT ADVISORY AND OTHER SERVICES" IS REVISED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND AND THE LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND:

FUND                                                                        RATE
--------------------------------------------------------------    --------------
Loomis Sayles Inflation Protected Securities Fund                          0.25%
Loomis Sayles Intermediate Duration Fixed Income Fund                      0.25%


                                                                     LSISAI-0605